Net Periodic Benefit Credit or Cost Not Yet Recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit) - Gross	$ 115	$ 425
Actuarial (gain) loss - Gross	217,240	218,056
Transition asset - Gross	(6)	(7)
Total - Gross	217,349	218,474
Prior service cost (credit) - Net of tax	71	261
Actuarial (gain) loss - Net of tax	134,066	133,083
Transition asset - Net of tax	(4)	(4)
Total - Net of tax	134,133	133,340
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit) - Gross	(6,314)	(4,153)
Actuarial (gain) loss - Gross	(2,256)	(3,857)
Total - Gross	(8,570)	(8,010)
Prior service cost (credit) - Net of tax	(3,899)	(2,551)
Actuarial (gain) loss - Net of tax	(1,393)	(2,369)
Total - Net of tax	$ (5,292)	$ (4,920)